Supplementary cash flow information - Net change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ (31,120)	$ (33,703)
Work in progress	76,554	(116,260)
Prepaid expenses and other assets	3,547	(10,907)
Long-term financial assets	(9,911)	8,843
Accounts payable and accrued liabilities	(130,172)	108,188
Accrued compensation and employee-related liabilities	(57,644)	(43,429)
Deferred revenue	45,681	43,656
Income taxes	105,577	(2,626)
Provisions	(10,129)	(41,561)
Long-term liabilities	18,893	(28,074)
Derivative financial instruments	(682)	(70)
Retirement benefits obligations	5,871	5,050
Increase (decrease) in working capital	$ 16,465	$ (110,893)